Details of treasury and other financial risks - Carrying amount of financial liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 10,257	€ 9,728
Presented in accounts payables:
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	117	97
- of which suppliers have received payment from finance provider
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 99	€ 85